LEASES - MATURITIES OF LEASE LIABILITIES UNDER TOPIC 840 (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Operating Leases
2020	$ 4,411
2021	4,698
2022	4,609
2023	4,579
2024	4,199
Thereafter	54,405
Finance Leases
2020	11,707
2021	6,603
2022	7,494
2023	3,995
2024	4,652
Thereafter	$ 4,173